Equity (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 04, 2021
Equity [Abstract]
Share repurchase programs, description		The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares and vehicles held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).
Increase in capital		R$ 3,000,000
Capital amounts		R$ 1,587,985	R$ 1,587,985
Preliminary shares received (in Shares)		2
Additional paid in capital		R$ 13,309
Unrealized gain		6,126
Compensation plan accrued balance		10,917
Previous plan		726
Adjusted amount		R$ 11,643
Maturity date		Jun. 30, 2023
Initial payment				R$ 160,399
Parties agreed value		R$ 11,031
Legal reserve, description		Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.
Minimum mandatory dividends	R$ 123,524
Dividends proposed	R$ 196,476
Dividends, description		In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will inure to the Company.Pursuant to article 36, of the Company’s Bylaws, income for the year shall be allocated as follows after accrual of the legal reserve: (i) 25% (twenty five percent) of adjusted net income will be allocated to the payment of mandatory dividends; (ii) the remaining portion may be allocated to payments of additional dividends approved at the Shareholders Meeting; and (iii) the reserve for investment and expansion, in compliance with Federal Law 6,404/76.
Foreign exchange rate differences, description		At June 30, 2023, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to a negative effect of R$34,068 (R$18,265) at June 30, 2022, and the accumulated effect reached R$63,619 (R$97,687 at June 30, 2022).